Particulars of Employees (including Directors) (Tables)	6 Months Ended
Dec. 31, 2021
Disclosure of additional information [Abstract]
Schedule of particulars of employees (including directors)

	Six Months Ended December 31
	2021	2020
The average number of staff employed by the group during the period (including directors):
Number of operational staff	8,825	6,417
Number of administrative staff	879	714
Number of management staff	8	8
Total	9,712	7,139